Item 1. Schedule of Investments



 T. Rowe Price Capital Appreciation Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  65.2%
 CONSUMER DISCRETIONARY  8.6%
 Hotels, Restaurants & Leisure  0.3%
 Marriott, Class A                                     260,000       17,384

                                                                     17,384

 Household Durables  1.7%
 Fortune Brands                                        420,000       33,865

 Newell Rubbermaid                                     2,895,000     63,516

                                                                     97,381

 Leisure Equipment & Products  0.2%
 Hasbro                                                660,000       13,497

                                                                     13,497

 Media  5.3%
 Comcast, Class A *                                    2,088,000     70,533

 Disney                                                587,000       16,864

 Meredith                                              685,000       32,024

 New York Times, Class A                               1,550,000     56,699

 Time Warner *                                         4,840,000     84,942

 Washington Post, Class B                              48,000        42,912

                                                                     303,974

 Specialty Retail  1.1%
 GAP                                                   372,208       8,129

 Home Depot                                            855,000       32,695

 Petrie Stores Liquidation Trust *                     2,585,000     1,680

 RadioShack                                            752,800       18,444

                                                                     60,948

 Total Consumer Discretionary                                        493,184

 CONSUMER STAPLES  4.7%
 Beverages  1.2%
 Coca-Cola                                             1,675,000     69,797

                                                                     69,797

 Food & Staples Retailing  0.8%
 CVS                                                   811,000       42,675

                                                                     42,675

 Food Products  1.2%
 General Mills                                         1,425,000     70,039

                                                                     70,039

Tobacco  1.5%
 Altria Group                                          992,000       64,867

 Loews-Carolina Group                                  589,500       19,512

                                                                     84,379

 Total Consumer Staples                                              266,890

 ENERGY  5.4%
 Energy Equipment & Services  0.7%
 Baker Hughes                                          920,000       40,931

                                                                     40,931

 Oil & Gas  4.7%
 Amerada Hess                                          920,000       88,513

 ChevronTexaco                                         492,600       28,723

 Devon Energy                                          406,300       19,401

 Imperial Oil                                          384,000       29,238

 Murphy Oil                                            610,000       60,225

 Royal Dutch Petroleum ADS                             665,000       39,927

                                                                     266,027

 Total Energy                                                        306,958

 FINANCIALS  10.7%
 Capital Markets  1.6%
 Charles Schwab                                        5,280,000     55,493

 Lehman Brothers                                       395,000       37,193

                                                                     92,686

 Commercial Banks  0.3%
 Royal Bank of Scotland (GBP)                          495,000       15,742

                                                                     15,742

 Insurance  8.8%
 American International Group                          1,340,000     74,249

 Assurant                                              1,309,000     44,113

 Genworth Financial, Class A                           1,560,000     42,931

 Hartford Financial Services                           692,700       47,492

 Loews                                                 611,000       44,933

 Marsh & McLennan                                      3,150,000     95,823

 Prudential                                            661,000       37,941

 Safeco                                                1,018,000     49,587

 St. Paul Companies                                    1,031,000     37,869

 White Mountains Insurance Group                       51,700        31,460

                                                                     506,398

 Total Financials                                                    614,826

 HEALTH CARE  7.7%
 Health Care Equipment & Supplies  1.7%
 Baxter International                                  1,217,000     41,353

 Boston Scientific *                                   2,020,000     59,166

                                                                     100,519

 Health Care Providers & Services  2.3%
 AmerisourceBergen                                     1,227,581     70,328

 Cardinal Health                                       1,080,000     60,264

                                                                     130,592

 Pharmaceuticals  3.7%
 Bristol Myers Squibb                                  1,532,000     39,005

 Merck                                                 1,771,000     57,327

 Schering-Plough                                       1,512,000     27,443

 Wyeth                                                 2,033,000     85,752

                                                                     209,527

 Total Health Care                                                   440,638

 INDUSTRIALS & BUSINESS SERVICES  6.4%
 Aerospace & Defense  1.5%
 Honeywell International                               761,000       28,317

 Lockheed Martin                                       930,000       56,786

                                                                     85,103

 Air Freight & Logistics  0.9%
 Ryder System                                          1,310,000     54,627

                                                                     54,627

 Commercial Services & Supplies  1.1%
 ServiceMaster                                         2,485,000     33,547

 Waste Management                                      950,000       27,408

                                                                     60,955

 Industrial Conglomerates  0.7%
 Tyco International                                    1,263,000     42,689

                                                                     42,689

 Machinery  0.9%
 Deere                                                 790,000       53,033

                                                                     53,033

 Road & Rail  1.3%
 Burlington Northern Santa Fe                          638,000       34,407

 CSX                                                   925,000       38,526

                                                                     72,933

 Total Industrials & Business Services                               369,340

 INFORMATION TECHNOLOGY  6.6%
 Computers & Peripherals  0.5%
 Hewlett-Packard                                       1,221,000     26,789

                                                                     26,789

 IT Services  1.3%
 First Data                                            1,885,000     74,099

                                                                     74,099

 Semiconductor & Semiconductor Equipment  2.3%
 Intel                                                 2,230,000     51,803

 KLA-Tencor *                                          555,000       25,536

 Texas Instruments                                     2,215,000     56,460

                                                                     133,799

 Software  2.5%
 Microsoft                                             6,025,000     145,624

                                                                     145,624

 Total Information Technology                                        380,311

 MATERIALS  8.3%
 Chemicals  3.3%
 Dow Chemical                                          340,000       16,949

 DuPont                                                950,000       48,678

 Great Lakes Chemical                                  830,000       26,659

 Octel +                                               990,000       18,345

 Potash Corp./Saskatchewan                             880,000       77,009

                                                                     187,640

 Metals & Mining  3.8%
 Alcoa                                                 430,000       13,067

 Newmont Mining                                        2,295,000     96,964

 Nucor                                                 1,350,000     77,706

 Teck Cominco, Class B (CAD)                           865,848       32,103

                                                                     219,840

 Paper & Forest Products  1.2%
 Bowater                                               970,000       36,540

 Potlatch                                              710,000       33,420

                                                                     69,960

 Total Materials                                                     477,440

 TELECOMMUNICATION SERVICES  2.7%
 Diversified Telecommunication Services  2.7%
 Qwest Communications International *                  8,011,400     29,642

 Sprint                                                2,535,000     57,671

 Telus (CAD)                                           385,000       12,378

 Telus (Non-voting shares)                             102,200       3,149

 Verizon Communications                                1,390,000     49,345

 Total Telecommunication Services                                    152,185

 UTILITIES  4.1%
 Electric Utilities  2.5%
 FirstEnergy                                           1,376,946     57,763

 Pinnacle West Capital                                 296,000       12,583

 PPL                                                   320,572       17,308

 TXU                                                   425,000       33,843

 Unisource Energy                                      670,300       20,759

                                                                     142,256

 Gas Utilities  0.5%
 NiSource                                              1,247,000     28,419

                                                                     28,419

 Multi-Utilities & Unregulated Power  1.1%
 Duke Energy                                           2,195,000     61,482

                                                                     61,482

 Total Utilities                                                     232,157

 Total Common Stocks (Cost  $2,902,000)                              3,733,929

 CONVERTIBLE PREFERRED STOCKS  4.3%
 Allied Waste Industries *                             26,800        6,365

 Amerada Hess                                          270,000       22,875

 Baxter International                                  55,000        2,962

 Ford Motor Capital Trust II                           435,000       19,723

 Genworth Financial                                    718,000       23,030

 Newell Financial Trust                                1,082,400     50,290

 NRG Energy, 144A                                      24,000        24,970

 Owens-Illinois                                        325,000       13,504

 Schering-Plough                                       375,000       18,812

 Scottish RE Group                                     560,000       15,193

 Travelers Property                                    1,255,000     27,761

 XL Capital                                            800,000       19,165

 Total Convertible Preferred Stocks (Cost  $224,332)                 244,650

 PREFERRED STOCKS  0.0%
 Entergy-GSU                                           9,187         480

 Pacific Gas & Electric                                18,000        459

 Southern California Edison                            4,731         474

 Total Preferred Stocks (Cost  $712)                                 1,413

 CONVERTIBLE BONDS  10.2%
 Atherogenics, 144A, 1.50%, 2/1/12                     2,045,000     1,581

 Capitalsource, 144A, 3.50%, 7/15/34                   15,000,000    14,610

 Corning, Zero Coupon, 11/8/15                         38,500,000    30,845

 Crown Castle International, 4.00%, 7/15/10            11,200,000    19,575

 Delta Air Lines
 144A, 2.875%, 2/18/24                                 35,500,000    14,435

 8.00%, 6/3/23                                         5,000,000     2,073

 Fortis Insurance, 144A, 7.75%, 1/26/08                8,900,000     9,486

 General Mills, Zero Coupon, 10/28/22                  78,300,000    55,751

 Hercules, 6.50%, 6/30/29                              14,750,000    11,874

 Host Marriott, 144A, 3.25%, 4/15/24                   30,700,000    33,766

 Human Genome Sciences, 144A, 2.25%, 10/15/11          18,340,000    15,583

 International Paper, Zero Coupon, 6/20/21             102,100,000   56,416

 King Pharmaceutical, 2.75%, 11/15/21                  16,700,000    15,949

 Liberty Media
 0.75%, 3/30/23                                        51,000,000    56,228

 3.25%, 3/15/31                                        63,400,000    54,369

 Loews, 3.125%, 9/15/07                                38,300,000    38,590

 Lowe's, LYONS, Zero Coupon, 2/16/21                   3,500,000     3,293

 Lucent Technologies, 8.00%, 8/1/31                    27,700,000    28,748

 Oak Industries, 4.875%, 3/1/08                        2,800,000     2,900

 Radian Group, 2.25%, 1/1/22                           7,500,000     7,518

 Red Hat, 144A, 0.50%, 1/15/24                         18,978,000    15,429

 Roche Holdings, LYONs, Zero Coupon, 144A, 7/25/21     86,000,000    53,977

 Scottish RE Group, 4.50%, 12/1/22                     1,453,000     1,718

 Selective Insurance, VR, 1.612%, 9/23/32              15,400,000    9,468

 Tyco International
 Class A, 144A, 2.75%, 1/15/18                         8,250,000     12,372

 Class B, 144A, 3.125%, 1/15/23                        4,125,000     6,573

 USF&G, Zero Coupon, 3/3/09                            15,550,000    12,783

 Total Convertible Bonds (Cost  $584,920)                            585,910

 CORPORATE BONDS  1.0%
 General Motors Acceptance Corp., 6.75%, 12/1/14       55,000,000    47,712

 XM Satellite Radio
 12.00%, 6/15/10                                       3,341,000     3,934

 STEP, 0.00%, 12/31/09                                 5,660,442     5,788

 Total Corporate Bonds (Cost  $56,569)                               57,434

 SHORT-TERM INVESTMENTS  23.3%
 Money Market Fund  23.3%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       1,331,487,701 1,331,488

 Total Short-Term Investments (Cost  $1,331,488)                     1,331,488


 Total Investments in Securities
 104.0% of Net Assets (Cost $5,100,021)                  $           5,954,824



 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $202,782 and represents 3.5% of net assets
 ADS  American Depository Shares
 CAD  Canadian dollar
 GBP  British pound
 LYONsLiquid Yield Option Notes
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                 Purchase    Sales     Investment           Value
 Affiliate           Cost    Cost          Income    3/31/05    12/31/04
 Octel           $      -    $   -     $       69 $   18,345  $   20,602
 T. Rowe Price
 Reserve
 Investment
 Fund, 2.67%            *        *          7,500  1,331,488   1,113,753
 Totals                           $        $7,569 $1,349,833  $1,134,355

 * Purchase and sale information not shown for cash management funds.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited
March 31, 2005
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $5,100,021,000. Net unrealized gain aggregated $854,797,000 at period-end, of which $999,742,000 related to appreciated investments and $144,945,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005